Debt Instruments - Carrying amount of financial assets at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Allowance for impairment losses
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Allowance for impairment losses
Financial assets	513,568	573,046
Government debt securities | SPAIN
Allowance for impairment losses
Financial assets	336,872	443,909
Financial assets at amortized cost category | Debt instruments
Allowance for impairment losses
Financial assets	11,619	11,453
Financial assets at amortized cost category | Government debt securities | SPAIN | Gross carrying amount
Allowance for impairment losses
Financial assets	11,619	11,453
Financial assets at amortized cost category | Government debt securities | SPAIN | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	11,619	11,453
Financial assets at amortized cost category | Government debt securities | SPAIN | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 11,619	$ 11,453